Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Changes in carrying amounts of goodwill
The following table provides details about the changes in the carrying amounts of goodwill for the years ended December 31, 2024 and 2023. BCE’s groups of CGUs for purposes of goodwill impairment testing correspond to our reporting segments.

	Note	Bell CTS	Bell Media	BCE
Balance at January 1, 2023		7,960	2,946	10,906
Acquisitions, disposition and other	4	139	(81)	58
Reclassified to assets held for sale	16	—	(22)	(22)
Balance at December 31, 2023		8,099	2,843	10,942
Acquisitions	4	167	284	451
Impairment losses	8	—	(1,132)	(1,132)
Balance at December 31, 2024		8,266	1,995	10,261

Key assumptions used to estimate the recoverable amounts
The following table shows the key assumptions used to estimate the recoverable amounts of our groups of CGUs.

	Assumptions used
Groups of CGUs	Perpetuity growth rate	Discount rate
Bell CTS	1.5%	7.0%
Bell Media	0.5%	10.5%